Note 10	6 Months Ended
Jun. 30, 2023
Non trading financial assets mandatorily at fair value through profit or loss [Abstract]
Disclosure of non trading financial assets mandatorily at fair value through profit or loss [Text Block]	Non-trading financial assets mandatorily at fair value through profit or loss
The breakdown of the balance under this heading in the condensed consolidated balance sheets is as follows:

Non-trading financial assets mandatorily at fair value through profit or loss (Millions of Euros)
	Notes	June 2023	December 2022
Equity instruments	6.2	7,432	6,511
Debt securities	6.2	313	129
Loans and advances to customers	6.2	274	247
Total	7	8,019	6,888